LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
        Lord Abbett Small-Cap Blend Fund
LORD ABBETT BOND-DEBENTURE FUND, INC.
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT GLOBAL FUND, INC.
        Equity Series
        Income Series
LORD ABBETT INVESTMENT TRUST
        Balanced Series
        Lord Abbett Core Fixed Income Fund
        Lord Abbett High Yield Fund
        Lord Abbett Limited Duration U.S. Government &
                 Government Sponsored Enterprises Fund
        Lord Abbett Total Return Fund
Lord Abbett U.S. Government & Government Sponsored
Enterprises Fund
        Lord Abbett Convertible Fund
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT MID-CAP VALUE FUND, INC.
LORD ABBETT RESEARCH FUND, INC.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Core Fund
        Small-Cap Value Series
        Lord Abbett America's Value Fund


LORD ABBETT SECURITIES TRUST
        Alpha Series
        Lord Abbett All Value Fund
        Lord Abbett International Core Equity Fund
        Lord Abbett International Opportunities Fund
Lord Abbett Large-Cap Value Fund
Lord Abbett Micro-Cap Growth Fund
Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
        Lord Abbett California Tax-Free Income Fund
        Lord Abbett Connecticut Tax-Free Income Fund
        Lord Abbett Hawaii Tax-Free Income Fund
        Lord Abbett Minnesota Tax-Free Income Fund
        Lord Abbett Missouri Tax-Free Income Fund
        Lord Abbett National Tax-Free Income Fund
        Lord Abbett New Jersey Tax-Free Income Fund
        Lord Abbett New York Tax-Free Income Fund
        Lord Abbett Texas Tax-Free Income Fund
        Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
        Florida Series
        Georgia Series
        Michigan Series
        Pennsylvania Series
        Lord Abbett Insured Intermediate Tax-Free Fund
LORD ABBETT U.S. GOVERNMENT &
   GOVERNMENT SPONSORED ENTERPRISES
   FUND



________________________________________________________________________________


                    Supplement dated November 1, 2004 to the
                      Statements of Additional Information
                               (Class A, B, C, P)
With respect to certain purchases of Class A shares of the Funds on or after November 1, 2004 made without a front-end sales charge, a contingent deferred sales charge (CDSC) of 1.00% may be assessed when the shares are redeemed on or before the 12th month after the month in which the initial purchase was made. Certain purchases of Class A shares made without a front-end sales charge prior to November 1, 2004 may be subject to a CDSC of 1.00% if the shares are redeemed on or before the 24th month after the month in which the initial purchase was made, as described in the Prospectuses and Statements of Additional Information. For more information on the CDSC and the circumstances in which it will be assessed, please see the Prospectuses under the caption "Your Investment Purchases" and the Statements of Additional Information under the caption "Classes of Shares."

In addition, the information under the caption "Classes of Shares Contingent Deferred Sales Charges Class A Shares" is hereby supplemented with the following:

The Class A share CDSC generally will not be assessed under the following circumstances:

benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement and Benefit Plans (documentation may be required)

redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002